Related Parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Other Demand Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		$ 595	$ 1,270
Results with Associated Company		0	0	$ 0
Loans And Advances Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		14,593,454	17,452,281
Results with Associated Company		8,978,184	7,793,938	9,022,462
Debt Securities At Fair Value Through Profit Or Loss Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	1,519
Results with Associated Company		0	3,387	226,110
Other Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		427,700	397,218
Results with Associated Company		0	0	0
Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		1,655,409	2,044,353
Results with Associated Company		299,568	276,331	24,895
Other Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		23	887
Results with Associated Company		48	8,000	3,999
Financing Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		160,526	0
Results with Associated Company		66,931	0	37,103
Derivative Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	0
Results with Associated Company		0	0	168,901
Debt Securities Issued Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	0
Results with Associated Company		0	0	72,188
Other Operating Income Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	0
Results with Associated Company	[1]	278,516	137,771	147,038
Interest Rate Swaps Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		1,500,000	0
Results with Associated Company		0	0	0
Securities In Custody Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[2]	8,065,695	7,679,790
Results with Associated Company	[2]	0	0	5,294
Guarantees Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		858,043	1,973,933
Results with Associated Company		0	0	0
Securities Granted Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[3]	0	1,599
Results with Associated Company	[3]	0	0	403
Fee And Commission Income Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	0
Results with Associated Company		265	0	0
Derivatives (Assets) Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		29,780	0
Results with Associated Company		$ 102,385	$ 0	$ 0

[1]	Operating leases.
[2]	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
[3]	These balances represent commercial guarantees granted.